Shareholder Fees - StrategicAdvisersSmall-MidCapFund-PRO	Apr. 29, 2024 USD ($)
StrategicAdvisersSmall-MidCapFund-PRO | Strategic Advisers Small-Mid Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none